Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
9.	Investments Accounted for Using Equity Method

Equity method investments
RMB
Balance as of December 31, 2023	13,450
Additions	14,800
Shares of results of equity method investees	(4,353)
Balance as of December 31, 2024	23,897
Additions	10,200
Shares of results of equity method investees	(5,248)

Balance as of December 31, 2025	28,849

Balance as of December 31, 2025 (US$)	4,125

(a)
In June 2021, the Group and a third-party investor jointly set up an entity for the purpose of developing the local urban air mobility and smart city operations in Guangzhou, Guangdong Province. The Group subscribed for a commitment of RMB10,500 and holds 35% of the investee’s equity interests. As of December 31, 2024 and 2025, the Group has contributed aggregated cash consideration of RMB7,000 and RMB7,000 (US$1,001). The Group holds board seats to enable it can exercise significant influence over the operating and financial policies of the investee. Therefore, the equity investment is accounted for using the equity method. Pursuant to the payment schedule of capital contribution as set out in the investment agreement, RMB3,500 (US$500) is recorded as investment payable in accrued expenses and other liabilities (Note 11) as of December 31, 2024 and 2025.

(b)
In 2024, the Group and several third-party investors entered into investment agreements to jointly set up entities to promote local low-altitude
transportation and tourism products in Anhui Province, Jiangsu Province, Guangdong Province and Zhejiang Province, respectively. For the year ended December 31, 2024, the Group invested total cash consideration of RMB13,050 and holds equity interests in the investees with a range from 19% to 31%. The Group holds board seats to enable it can exercise significant influence over the operating and financial policies of the investees. Therefore, the equity investments are accounted for using the equity method.

(c)
In March 2025, the Group and a third-party investor jointly set up an entity for the purpose of optimizing the
production processes and technology of UAV in Guangdong Province. As of December 31, 2025, the Group has contributed aggregated cash consideration of RMB4,000 (US$572) and holds 40% of the investee’s equity interest. The Group holds board seats to enable it can exercise significant influence over the operating and financial policies of the investee. Therefore, the equity investment is accounted for using the equity method.

(d)
In September 2025, to support its UAV operation business, the Group invested an additional RMB6,200 (US$887) in an existing investee based in Anhui Province, and holds 31% of the investee’s equity interests. The Group holds board seats to enable it can exercise significant influence over the operating and financial policies.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized losses of RMB1,560, RMB4,353 and RMB5,248 (US$750) from equity method investment, respectively. As of December 31, 2024 and 2025, none of the Group’s equity method investment, neither individually nor in aggregate, was considered as significant under Regulation S-X 4-08(g). No impairment losses were recognized on these investments in any of the presented years.